Customer accounts and amounts due to banks	12 Months Ended
Dec. 31, 2019
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks

20.Customer accounts and amounts due to banks

As of December 31, 2019 and 2018, customer accounts and amounts due to banks consisted of the following:

	As of	As of
	December 31,	December 31,
	2018	2019
Individuals’ current/demand accounts	10,844	11,553
Legal entities’ current/demand accounts	3,767	4,599
Term deposits	2,103	3,251
Due to banks	1,391	2,560
Total customer accounts and amounts due to banks	18,105	21,963
Including long-term deposits	237	444

Customer accounts and amounts due to banks bear interest of up to 6% (2018 - 6%).